UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06211

Name of Fund:  Ready Assets U.S. Treasury Money Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets U.S. Treasury Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	Ready Assets U.S. Treasury Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.18% - 0.24%, 2/04/16	$20,045	$20,044,689
0.13% - 0.25%, 2/11/16	10,558	10,557,391
0.14% - 0.21%, 2/18/16	22,992	22,990,402
0.14% - 0.30%, 2/25/16	18,000	17,996,770
0.22%, 3/03/16	2,000	1,999,630
0.29%, 3/17/16	5,000	4,998,250
0.25%, 3/24/16	5,000	4,998,194
0.11%, 3/31/16	1,000	999,828
0.25%, 4/07/16	5,000	4,997,754
0.22%, 4/14/16	2,000	1,999,128
0.26% - 0.27%, 4/21/16	8,860	8,854,960
0.31%, 4/28/16	2,000	1,998,526
0.52% - 0.54%, 6/09/16	5,000	4,990,487
0.60%, 6/16/16	3,000	2,993,370
0.52%, 6/23/16	1,000	997,954
0.56%, 6/30/16	1,330	1,326,952

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a) (continued):
0.52%, 7/07/16	$3,000	$2,993,262
0.48%, 7/14/16	3,000	2,993,577
0.38%, 7/21/16	415	414,271
0.39%, 7/28/16	585	583,901
U.S. Treasury Notes:
0.38%, 2/15/16	7,710	7,710,672
0.25% - 2.63%, 2/29/16	7,490	7,493,797
0.38% - 2.38%, 3/31/16	6,630	6,636,453
0.37%, 4/30/16 (b)	3,939	3,939,001
0.36%, 10/31/16 (b)	4,519	4,518,408
0.39%, 1/31/17 (b)	3,336	3,336,027
0.38%, 4/30/17 (b)	4,754	4,753,835
0.47%, 10/31/17 (b)	2,158	2,155,419
Total Investments (Cost — $160,272,908*) — 98.0%		160,272,908
Other Assets Less Liabilities — 2.0%		3,342,139

Net Assets — 100.0%		$163,615,047

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

READY ASSETS U.S. TREASURY MONEY FUND	JANUARY 31, 2016	1

Schedule of Investments (concluded)	Ready Assets U.S. Treasury Money Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$160,272,908	—	$160,272,908

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $3,891,706 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

2	READY ASSETS U.S. TREASURY MONEY FUND	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S. Treasury Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date:	March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S. Treasury Money Fund

Date:	March 22, 2016